Ford Credit Auto Owner Trust 2025-C
Monthly Investor Report

Collection Period	December 2025
Payment Date	1/15/2026
Transaction Month	2
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-281130 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables			Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,096,614,974.63	29,520			55.0 months

	Dollar Amount	Note Interest Rate			Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$240,000,000.00	3.993%	%		December 15, 2026
Class A-2a Notes	$220,000,000.00	3.99%	%		September 15, 2028
Class A-2b Notes	$128,000,000.00	4.34385%	%	*	September 15, 2028
Class A-3 Notes	$348,000,000.00	3.90%	%		June 15, 2030
Class A-4 Notes	$64,000,000.00	3.98%	%		January 15, 2032
Class B Notes	$31,580,000.00	4.22%	%		January 15, 2032
Class C Notes	$21,050,000.00	0.00%	%		May 15, 2033
Total	$1,052,630,000.00
		* 30-day average SOFR + 0.36%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$4,856,164.04

Principal:
Principal Collections	$24,881,813.22
Prepayments in Full	$13,016,003.72
Liquidation Proceeds	$0.00
Recoveries	$0.00
Sub Total	$37,897,816.94
Collections	$42,753,980.98

Purchase Amounts:
Purchase Amounts Related to Principal	$562,066.94
Purchase Amounts Related to Interest	$2,571.63
Sub Total	$564,638.57

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$43,318,619.55

Ford Credit Auto Owner Trust 2025-C
Monthly Investor Report

Collection Period	December 2025
Payment Date	1/15/2026
Transaction Month	2
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$43,318,619.55
Servicing Fee	$887,841.24	$887,841.24	$0.00	$0.00	$42,430,778.31
Interest - Class A-1 Notes	$714,066.54	$714,066.54	$0.00	$0.00	$41,716,711.77
Interest - Class A-2a Notes	$731,500.00	$731,500.00	$0.00	$0.00	$40,985,211.77
Interest - Class A-2b Notes	$478,788.80	$478,788.80	$0.00	$0.00	$40,506,422.97
Interest - Class A-3 Notes	$1,131,000.00	$1,131,000.00	$0.00	$0.00	$39,375,422.97
Interest - Class A-4 Notes	$212,266.67	$212,266.67	$0.00	$0.00	$39,163,156.30
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$39,163,156.30
Interest - Class B Notes	$111,056.33	$111,056.33	$0.00	$0.00	$39,052,099.97
Second Priority Principal Payment	$12,906,295.39	$12,906,295.39	$0.00	$0.00	$26,145,804.58
Interest - Class C Notes	$0.00	$0.00	$0.00	$0.00	$26,145,804.58
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$26,145,804.58
Regular Principal Payment	$194,766,771.91	$26,145,804.58	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$43,318,619.55

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$12,906,295.39
Regular Principal Payment					$26,145,804.58
Total					$39,052,099.97

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$39,052,099.97	$162.72	$714,066.54	$2.98	$39,766,166.51	$165.70
Class A-2a Notes	$0.00	$0.00	$731,500.00	$3.33	$731,500.00	$3.33
Class A-2b Notes	$0.00	$0.00	$478,788.80	$3.74	$478,788.80	$3.74
Class A-3 Notes	$0.00	$0.00	$1,131,000.00	$3.25	$1,131,000.00	$3.25
Class A-4 Notes	$0.00	$0.00	$212,266.67	$3.32	$212,266.67	$3.32
Class B Notes	$0.00	$0.00	$111,056.33	$3.52	$111,056.33	$3.52
Class C Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total	$39,052,099.97	$37.10	$3,378,678.34	$3.21	$42,430,778.31	$40.31

Ford Credit Auto Owner Trust 2025-C
Monthly Investor Report

Collection Period	December 2025
Payment Date	1/15/2026
Transaction Month	2

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$207,673,067.30	0.8653044	$168,620,967.33	0.7025874
Class A-2a Notes	$220,000,000.00	1.0000000	$220,000,000.00	1.0000000
Class A-2b Notes	$128,000,000.00	1.0000000	$128,000,000.00	1.0000000
Class A-3 Notes	$348,000,000.00	1.0000000	$348,000,000.00	1.0000000
Class A-4 Notes	$64,000,000.00	1.0000000	$64,000,000.00	1.0000000
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,050,000.00	1.0000000	$21,050,000.00	1.0000000
Total	$1,020,303,067.30	0.9692894	$981,250,967.33	0.9321898

Pool Information
Weighted Average APR	5.162% %	5.172% %
Weighted Average Remaining Term	54.24	53.55
Number of Receivables Outstanding	29,140	28,466
Pool Balance	$1,065,409,487.03	$1,026,949,290.49
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,023,137,687.57	$986,346,771.91
Pool Factor	0.9715438	0.9364721

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,581.17
Yield Supplement Overcollateralization Amount	$40,602,518.58
Targeted Overcollateralization Amount	$61,655,167.95
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$45,698,323.16

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,581.17
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,581.17
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,581.17

Ford Credit Auto Owner Trust 2025-C
Monthly Investor Report

Collection Period	December 2025
Payment Date	1/15/2026
Transaction Month	2
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		36	$312.66
(Recoveries)		0	$0.00
Net Loss for Current Collection Period			$312.66
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.0004% %

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			N/A
Second Prior Collection Period			N/A
Prior Collection Period			0.0002% %
Current Collection Period			0.0004% %
Four Month Average (Current and Prior Three Collection Periods)			N/A

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		58	$521.78
(Cumulative Recoveries)			$0.00
Cumulative Net Loss for All Collection Periods			$521.78
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0000% %

Average Realized Loss for Receivables that have experienced a Realized Loss			$9.00
Average Net Loss for Receivables that have experienced a Realized Loss			$9.00

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.50% %	114	$5,168,412.37
61-90 Days Delinquent	0.02% %	7	$224,144.65
91-120 Days Delinquent	0.00% %	0	$0.00
Over 120 Days Delinquent	0.00% %	0	$0.00
Total Delinquent Receivables	0.53% %	121	$5,392,557.02

Repossession Inventory:
Repossessed in the Current Collection Period		4	$188,316.75
Total Repossessed Inventory		4	$188,316.75

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			N/A
Prior Collection Period			0.0000% %
Current Collection Period			0.0246% %
Three Month Average			N/A

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.30%
25-36	2.40%
37+	4.55%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0218% %
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2025-C
Monthly Investor Report

Collection Period	December 2025
Payment Date	1/15/2026
Transaction Month	2

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	92	$4,342,397.71
2 Months Extended	87	$4,623,099.77
3+ Months Extended	13	$447,227.95

Total Receivables Extended	192	$9,412,725.43
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2025

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer